Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency derivative contracts	74	-	74	-
Total Assets	74	-	74	-

Liabilities
Contingent consideration	5,303	-	-	5,303

Total Liabilities	5,303	-	-	5,303

		Quoted Prices in		Significant
		Active Markets	Significant Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Liabilities
Foreign currency derivative contracts	534	-	534	-
Contingent consideration	6,887	-	-	6,887

Total Liabilities	7,421	-	534	6,887

Roll-Forward of The Fair Value of Level 3 Liabilities
Level 3 U.S. Dollars
Contingent consideration
December 31, 2011	6,887
Settlement of liabilities	(547)
Revaluation of fair value included in statement of operations	(1,037)

December 31, 2012	5,303

Level 3 U.S. Dollars
Contingent consideration
December 31, 2010	6,246
Settlement of liabilities	(623)
Revaluation of fair value included in statement of operations	1,264

December 31, 2011	6,887